SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 6.1	$ 119.0
Redemption notice period	185 days
Money market funds
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 0.0	114.6
Other
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 6.1	$ 4.4